Performance Management - Short Duration Preferred and Income Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year-to-year for Class A shares. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the ICE BofA U.S. All Capital Securities Index, over various time periods. The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. In addition to the broad-based market index, the table shows performance of the ICE BofA 1-3 Year U.S. Corporate Index and a blended benchmark consisting of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index. The ICE BofA 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than three years. The ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index tracks the performance of select U.S. dollar-denominated fixed and floating-rate preferred, corporate and contingent capital securities, with issuer exposure capped at 8%, and with a remaining term to final maturity of one year or more, but less than five years. The ICE BofA 1-5 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity of less than five years. The Advisor believes that these indexes, as compared to the broad-based market index, are comprised of securities that are more representative of the Fund’s investment strategy.Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348. The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown. Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The table following the bar chart reflects applicable sales charges, if any.
Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year-to-year for Class A shares. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the ICE BofA U.S. All Capital Securities Index, over various time periods.
Performance Additional Market Index [Text]	In addition to the broad-based market index, the table shows performance of the ICE BofA 1-3 Year U.S. Corporate Index and a blended benchmark consisting of 65% ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofA 1-5 Year U.S. Corporate Index. The ICE BofA 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than three years. The ICE BofA 8% Constrained Developed Markets Low Duration Capital Securities Custom Index tracks the performance of select U.S. dollar-denominated fixed and floating-rate preferred, corporate and contingent capital securities, with issuer exposure capped at 8%, and with a remaining term to final maturity of one year or more, but less than five years. The ICE BofA 1-5 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity of less than five years. The Advisor believes that these indexes, as compared to the broad-based market index, are comprised of securities that are more representative of the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Class A Shares <br/>Annual Total Returns(1)
Bar Chart Closing [Text Block]	Highest quarterly return during this period:8.37%quarter endedJune 30, 2020Lowest quarterly return during this period:-9.48%quarter endedMarch 31, 2020Class A shares year-to-date return was2.14%as ofJune 30, 2026
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are shown for Class A shares only. After-tax returns for Class C, F, I, R and Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only. After-tax returns for Class C, F, I, R and Z shares will vary.
Performance Availability Website Address [Text]	www.cohenandsteers.com
Performance Availability Phone [Text]	(800) 330-7348
A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class A shares year-to-date return was
Bar Chart, Year to Date Return	2.14%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest quarterly return during this period:
Highest Quarterly Return	8.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return during this period:
Lowest Quarterly Return	(9.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020